Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [Table Text Block]
	2023	2022	2021
Consulting and management fees	$657,390	$694,716	$3,006,160
Share-based compensation expense	1,044,397	-	-
Total	$1,701,787	$694,716	$3,006,160